Trade and Other Payables - Summary of Other Payables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Non-trade payables	₩ 3,841,227	₩ 5,275,224
Accrued expenses	933,978	987,624
Operating deposits	803,904	910,045
Others	197,285	200,277
Less: non-current	(806,012)	(1,080,487)
Current	₩ 4,970,382	₩ 6,292,683